Faegre Drinker Biddle & Reath LLP

1500 K Street NW

Suite 1100

Washington, D.C. 20005

Telephone: (202) 842-8800

www.faegredrinker.com

October 1, 2025

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	The RBB Fund, Inc. (the “Company”)
File Nos.: 033-20827 and 811-05518
F/m Callable Tax-Free Municipal ETF (the “Fund”)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended; the Investment Company Act of 1940, as amended; and the regulations thereunder; the Company on behalf of the Fund, hereby certifies that the form of prospectus and statement of additional information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment for such Fund dated September 26, 2025 and filed electronically as post-effective amendment No. 367 to the Company’s registration statement on Form N-1A on September 26, 2025.

If you have any questions or require further information, please do not hesitate to contact the undersigned at (202) 230-5218 or gwendolyn.williamson@faegredrinker.com.

Respectfully,

/s/ Gwendolyn A. Williamson
Gwendolyn A. Williamson

Enclosures

cc:	Steven Plump, The RBB Fund, Inc.
James Shaw, The RBB Fund, Inc.
Jillian L. Bosmann, Faegre Drinker Biddle & Reath LLP